Capital Management and Risk Policies - Summary of Mortgage Portfolio LTV Distribution (Detail) $ in Thousands	Dec. 31, 2024 ARS ($)
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	$ 751,704
Lower than 50%
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	354,981
50 to 60%
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	126,083
60 to 70%
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	93,982
70 to 80%
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	141,114
80 to 90%
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	17,975
90 to 100%
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	6,446
Higher than 100%
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	$ 11,123